Fair Value Measurements - Schedule of Estimated the Fair Value (Details)	Dec. 31, 2023
Risk-free interest rate [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	5.4
Expected life [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	0.25
Expected dividend yield [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants
Expected volatility [Member]
Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	65.9